Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Capital commitments
Commitments and contingencies
Total	¥ 244,858	¥ 274,808
A planned factory construction project
Commitments and contingencies
Total	173,418	273,083
Construction Commitments
Commitments and contingencies
Total	71,395
Assets under construction
Commitments and contingencies
Total	¥ 45	¥ 1,725